COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES
COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES:

(a)	Claims and litigation

The Company is a party to claims and litigation arising in the normal course of operations. The Company does not expect the resolution of these matters to have a material adverse effect on the financial position or results of operations of the Company.

(b)	Guarantees
The Company, and some of its subsidiaries, have granted financial guarantees, irrevocable standby letters of credit, and surety bonds to third parties to indemnify them in the event the Company and some of its subsidiaries do not perform their contractual obligations. As at December 31, 2017, the maximum potential liability under these guarantees was $50.6 million (January 1, 2017 - $53.8 million), of which $12.5 million was for surety bonds and $38.1 million was for financial guarantees and standby letters of credit (January 1, 2017 - $10.4 million and $43.4 million, respectively).

As at December 31, 2017, the Company has recorded no liability with respect to these guarantees, as the Company does not expect to make any payments for the aforementioned items.